UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Paul J. Smith	Stradley Ronon Stevens & Young, LLP
One State Farm Plaza	191 North Wacker Dr., Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2019

Date of reporting period: 02/28/2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

February 28, 2019

(Unaudited)

	Shares	Value
Common Stocks (98.92%)
Agriculture, Foods, & Beverage (10.72%)
Archer-Daniels-Midland Co.	3,477,500	$147,793,750
Coca-Cola Co., The	2,054,600	93,155,564
Kellogg Co.	930,000	52,321,800
McCormick & Company Inc.	428,600	58,281,028
Nestle SA ADR	1,175,800	106,210,014
PepsiCo Inc.	641,400	74,171,496

		531,933,652

Banks (4.94%)
M&T Bank Corp.	213,400	36,931,004
Northern Trust Corp.	422,700	39,395,640
U.S. Bancorp	710,821	36,742,337
Wells Fargo & Co.	2,643,100	131,864,259

		244,933,240

Building Materials & Construction (2.33%)
Vulcan Materials Co.	1,039,200	115,829,232

Chemicals (5.45%)
Air Products & Chemicals Inc.	830,000	150,379,400
Croda International PLC	24,910	1,589,105
DowDuPont Inc.	293,834	15,640,784
International Flavors & Fragrances Inc.	525,000	66,937,500
Novozymes A/S B Shares	344,484	15,640,465
Versum Materials Inc.	415,000	20,335,000

		270,522,254

Computer Software & Services (6.30%)
Alphabet Inc. Class A (a)	112,635	126,888,959
Alphabet Inc. Class C (a)	5,916	6,625,447
Automatic Data Processing Inc.	109,900	16,817,997
Facebook Inc. Class A (a)	82,675	13,347,879
Microsoft Corp.	1,015,463	113,762,320
SAP SE	83,800	8,978,590
Texas Instruments Inc.	245,807	26,001,464

		312,422,656

Computers (4.49%)
Apple Inc.	1,287,217	222,881,624

Consumer & Marketing (6.80%)
AptarGroup Inc.	677,405	68,912,411
Colgate-Palmolive Co.	872,600	57,478,162
Procter & Gamble Co., The	1,765,155	173,956,025
Reckitt Benckiser Group PLC	163,469	12,500,543
Unilever NV New York Shares	451,152	24,353,185

		337,200,326

Electronic/Electrical Manufacturing (1.79%)
Emerson Electric Co.	729,400	49,708,610
General Electric Co.	3,744,419	38,904,513

		88,613,123

Financial Services (0.87%)
Berkshire Hathaway Inc. Class A (a)	142	42,912,400

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Berkshire Hathaway Inc. Class B (a)	143	$28,786

		42,941,186

Health Care (18.30%)
Abbott Laboratories	847,500	65,782,950
AbbVie Inc.	847,500	67,155,900
Agilent Technologies Inc.	548,071	43,538,760
Amgen Inc.	190,085	36,131,357
Eli Lilly and Co.	997,000	125,911,130
Johnson & Johnson	2,481,600	339,085,824
Merck & Co. Inc.	296,750	24,122,808
Novo Nordisk A/S Sponsored ADR	357,416	17,495,513
Pfizer Inc.	2,239,031	97,061,994
Roche Holding AG Sponsored ADR	732,281	25,373,537
Zoetis Inc.	705,696	66,497,734

		908,157,507

Machinery & Manufacturing (10.87%)
3M Co.	564,000	116,967,960
ASML Holding NV NY Reg. Shares	364,933	66,735,298
Caterpillar Inc.	1,162,621	159,674,368
Deere & Co.	42,900	7,037,316
Donaldson Company Inc.	765,513	39,492,816
HNI Corp.	1,439,200	55,596,296
Illinois Tool Works Inc.	652,500	94,012,200

		539,516,254

Media & Broadcasting (6.21%)
Walt Disney Co., The	2,728,640	307,899,738

Mining & Metals (2.76%)
BHP Group PLC	941,859	21,805,882
Nucor Corp.	531,200	32,174,784
Rio Tinto PLC	476,280	27,383,890
Rio Tinto PLC ADR	907,200	52,799,040
South32 Ltd.	941,859	2,635,190

		136,798,786

Oil & Gas (9.08%)
Chevron Corp.	1,060,000	126,754,800
Exxon Mobil Corp.	2,615,200	206,679,256
Royal Dutch Shell PLC ADR Class A	456,900	28,423,749
Royal Dutch Shell PLC Class B	2,037,807	63,891,913
Schlumberger Ltd.	564,642	24,878,127

		450,627,845

Retailers (2.67%)
Walmart Inc.	1,339,100	132,557,509

Telecom & Telecom Equipment (2.96%)
AT&T Inc.	2,140,534	66,613,418
Corning Inc.	1,284,600	44,716,926
Verizon Communications Inc.	624,900	35,569,308

		146,899,652

See accompanying notes to schedules of investments.	1

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Transportation (1.83%)
GATX Corp.	190,700	$15,160,650
Union Pacific Corp.	442,075	74,135,978
Wabtec Corp.	20,111	1,473,349

		90,769,977

Utilities & Energy (0.55%)
Duke Energy Corp.	306,966	27,522,572

Total Common Stocks
(cost $1,628,328,594)		4,908,027,133

Short-term Investments (0.77%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 2.30% (b)	37,927,515	37,927,515

Total Short-term Investments
(cost $37,927,515)		37,927,515

TOTAL INVESTMENTS (99.69%)
(cost $1,666,256,109)		4,945,954,648
OTHER ASSETS, NET OF LIABILITIES (0.31%)		15,581,372

NET ASSETS (100.00%)		$4,961,536,020

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of February 28, 2019.

ADR - American Depositary Receipt

2	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

February 28, 2019

(Unaudited)

	Shares	Value
Common Stocks (66.01%)
Agriculture, Foods, & Beverage (6.13%)
Archer-Daniels-Midland Co.	940,561	$39,973,843
Campbell Soup Co.	26,000	936,520
Coca-Cola Co., The	410,000	18,589,400
Kellogg Co.	310,000	17,440,600
Nestle SA ADR	319,174	28,830,987
PepsiCo Inc.	110,100	12,731,964

		118,503,314

Banks (3.54%)
M&T Bank Corp.	58,300	10,089,396
Northern Trust Corp.	104,700	9,758,040
U.S. Bancorp	218,145	11,275,915
Wells Fargo & Co.	747,600	37,297,764

		68,421,115

Building Materials & Construction (0.92%)
Vulcan Materials Co.	160,200	17,855,892

Chemicals (4.19%)
Air Products & Chemicals Inc.	230,000	41,671,400
DowDuPont Inc.	238,358	12,687,796
International Flavors & Fragrances Inc.	120,000	15,300,000
Novozymes A/S B Shares	124,350	5,645,812
Versum Materials Inc.	115,000	5,635,000

		80,940,008

Computer Software & Services (6.06%)
Alphabet Inc. Class A (a)	36,687	41,329,740
Alphabet Inc. Class C (a)	3,559	3,985,795
Automatic Data Processing Inc.	47,400	7,253,622
Facebook Inc. Class A (a)	49,575	8,003,884
Microsoft Corp.	283,255	31,733,058
SAP SE	52,800	5,657,155
Texas Instruments Inc.	182,262	19,279,674

		117,242,928

Computers (2.85%)
Apple Inc.	318,176	55,092,174

Consumer & Marketing (4.44%)
AptarGroup Inc.	134,100	13,641,993
Colgate-Palmolive Co.	80,000	5,269,600
Procter & Gamble Co., The	477,700	47,077,335
Reckitt Benckiser Group PLC	65,387	5,000,171
Unilever NV New York Shares	276,106	14,904,202

		85,893,301

Electronic/Electrical Manufacturing (0.77%)
Emerson Electric Co.	98,600	6,719,590
General Electric Co.	796,300	8,273,557

		14,993,147

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.54%)
Berkshire Hathaway Inc. Class A (a)	34	$10,274,800
Berkshire Hathaway Inc. Class B (a)	533	107,293

		10,382,093

Health Care (10.58%)
Abbott Laboratories	146,675	11,384,914
AbbVie Inc.	92,000	7,290,080
Agilent Technologies Inc.	143,787	11,422,439
Amgen Inc.	70,750	13,448,160
Eli Lilly and Co.	212,000	26,773,480
Johnson & Johnson	417,700	57,074,528
Medtronic PLC	21,600	1,954,800
Merck & Co. Inc.	103,200	8,389,128
Novo Nordisk A/S Sponsored ADR	153,404	7,509,126
Pfizer Inc.	728,140	31,564,869
Roche Holding AG Sponsored ADR	179,815	6,230,590
Zoetis Inc.	229,495	21,625,314

		204,667,428

Machinery & Manufacturing (6.63%)
3M Co.	124,600	25,840,794
ASML Holding NV NY Reg. Shares	82,440	15,075,803
Caterpillar Inc.	262,400	36,038,016
Deere & Co.	72,202	11,844,016
Donaldson Company Inc.	279,017	14,394,487
HNI Corp.	160,000	6,180,800
Illinois Tool Works Inc.	130,600	18,816,848

		128,190,764

Media & Broadcasting (6.23%)
Lee Enterprises Inc. (a)	84,000	256,200
Walt Disney Co., The	1,065,995	120,286,876

		120,543,076

Mining & Metals (2.94%)
BHP Group PLC	169,900	3,933,518
Nucor Corp.	436,800	26,456,976
Rio Tinto PLC	153,825	8,844,224
Rio Tinto PLC ADR	293,000	17,052,600
South32 Ltd.	169,900	475,356

		56,762,674

Oil & Gas (5.45%)
Chevron Corp.	288,000	34,439,040
Enbridge Inc.	78,375	2,899,091
Exxon Mobil Corp.	512,400	40,494,972
Royal Dutch Shell PLC ADR Class A	216,400	13,462,244
Royal Dutch Shell PLC Class B	163,579	5,128,737
Schlumberger Ltd.	201,727	8,888,092

		105,312,176

See accompanying notes to schedules of investments.	3

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Retailers (1.42%)
Walmart Inc.	276,700	$27,390,533

Telecom & Telecom Equipment (1.86%)
AT&T Inc.	533,359	16,598,132
Corning Inc.	372,300	12,959,763
Verizon Communications Inc.	112,490	6,402,931

		35,960,826

Transportation (1.12%)
GATX Corp.	68,200	5,421,900
Union Pacific Corp.	95,035	15,937,370
Wabtec Corp.	4,277	313,328

		21,672,598

Utilities & Energy (0.34%)
Duke Energy Corp.	72,333	6,485,377

Total Common Stocks
(cost $449,780,339)		1,276,309,424

	Principal amount	Value
Corporate Bonds (19.74%)
Aerospace/Defense (0.85%)
Precision Castparts Corp.
2.250%, 06/15/2020	$1,000,000	$991,668
Rolls-Royce PLC (b)
2.375%, 10/14/2020	1,000,000	986,994
Lockheed Martin Corp.
3.350%, 09/15/2021	1,000,000	1,010,568
United Technologies Corp.
3.100%, 06/01/2022	1,000,000	999,010
Boeing Co.
2.850%, 10/30/2024	1,000,000	986,927
General Dynamics Corp.
2.375%, 11/15/2024	500,000	479,947
Raytheon Co.
3.150%, 12/15/2024	1,000,000	1,000,605
Northrop Grumman Corp.
2.930%, 01/15/2025	1,000,000	969,494
Lockheed Martin Corp.
2.900%, 03/01/2025	1,000,000	980,026
Precision Castparts Corp.
3.250%, 06/15/2025	1,000,000	1,013,833
Rolls-Royce PLC (b)
3.625%, 10/14/2025	1,000,000	971,950
Boeing Co.
2.250%, 06/15/2026	500,000	466,065
General Dynamics Corp.
2.125%, 08/15/2026	500,000	462,415
United Technologies Corp.
2.650%, 11/01/2026	500,000	464,064
Airbus SE (b)
3.150%, 04/10/2027	1,000,000	974,914
United Technologies Corp.
3.125%, 05/04/2027	1,000,000	950,757

	Principal amount	Value
Corporate Bonds (Cont.)
Aerospace/Defense (Cont.)
General Dynamics Corp.
2.625%, 11/15/2027	$500,000	$471,800
Northrop Grumman Corp.
3.250%, 01/15/2028	1,000,000	956,348
General Dynamics Corp.
3.750%, 05/15/2028	1,200,000	1,230,590

		16,367,975

Agriculture, Foods, & Beverage (1.61%)
Coca-Cola Co., The
2.450%, 11/01/2020	1,000,000	997,241
Kellogg Co.
4.000%, 12/15/2020	2,000,000	2,031,106
JM Smucker Co.
3.000%, 03/15/2022	1,000,000	986,733
Sysco Corp.
2.600%, 06/12/2022	1,000,000	975,254
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	963,534
Kellogg Co.
2.750%, 03/01/2023	1,000,000	972,196
Hershey Co.
2.625%, 05/01/2023	1,300,000	1,280,842
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,020,625
General Mills Inc.
3.650%, 02/15/2024	1,000,000	1,007,725
PepsiCo Inc.
3.600%, 03/01/2024	1,000,000	1,033,485
JM Smucker Co.
3.500%, 03/15/2025	1,000,000	978,887
PepsiCo Inc.
3.500%, 07/17/2025	1,000,000	1,023,117
Hershey Co.
3.200%, 08/21/2025	1,000,000	1,001,674
Coca-Cola Co., The
2.875%, 10/27/2025	1,000,000	989,149
PepsiCo Inc.
2.850%, 02/24/2026	1,000,000	969,525
Coca-Cola Co., The
2.550%, 06/01/2026	500,000	479,134
Sysco Corp.
3.300%, 07/15/2026	1,000,000	964,743
Hershey Co.
2.300%, 08/15/2026	1,000,000	931,883
Coca-Cola Co., The
2.250%, 09/01/2026	1,000,000	928,080
Danone SA (b)
2.947%, 11/02/2026	1,000,000	942,141
General Mills Inc.
3.200%, 02/10/2027	1,000,000	937,430
Coca-Cola Co., The
2.900%, 05/25/2027	500,000	484,334
Sysco Corp.
3.250%, 07/15/2027	500,000	480,071

4	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
PepsiCo Inc.
3.000%, 10/15/2027	$1,500,000	$1,460,900
Kellogg Co.
3.400%, 11/15/2027	1,000,000	936,637
JM Smucker Co.
3.375%, 12/15/2027	1,500,000	1,421,199
Campbell Soup Co.
4.150%, 03/15/2028	1,000,000	957,512
General Mills Inc.
4.200%, 04/17/2028	1,000,000	1,009,484
Mondelez International Inc.
4.125%, 05/07/2028	2,000,000	2,022,490
Kellogg Co.
4.300%, 05/15/2028	1,000,000	1,005,582

		31,192,713

Automotive (0.63%)
Daimler Finance NA LLC (b)
2.250%, 03/02/2020	500,000	495,955
American Honda Finance Corp.
2.450%, 09/24/2020	1,000,000	994,165
BMW US Capital LLC (b)
2.000%, 04/11/2021	1,000,000	979,088
Daimler Finance NA LLC (b)
2.000%, 07/06/2021	1,000,000	968,313
American Honda Finance Corp.
1.650%, 07/12/2021	500,000	484,867
Toyota Motor Credit Corp.
2.900%, 04/17/2024	1,000,000	987,237
BMW US Capital LLC (b)
2.800%, 04/11/2026	500,000	470,279
American Honda Finance Corp.
2.300%, 09/09/2026	1,000,000	918,764
BMW US Capital LLC (b)
3.300%, 04/06/2027	1,000,000	960,660
Toyota Motor Credit Corp.
3.050%, 01/11/2028	1,000,000	979,603
American Honda Finance Corp.
3.500%, 02/15/2028	1,000,000	1,001,263
Daimler Finance NA LLC (b)
3.750%, 02/22/2028	1,000,000	959,241
Toyota Motor Credit Corp.
3.650%, 01/08/2029	1,000,000	1,014,131
Daimler Finance NA LLC (b)
4.300%, 02/22/2029	1,000,000	1,001,200

		12,214,766

Banks (1.18%)
Bank of New York Mellon Corp.
2.200%, 03/04/2019	1,000,000	1,000,000
Toronto-Dominion Bank, The
3.000%, 06/11/2020	1,000,000	1,001,119
State Street Corp.
2.550%, 08/18/2020	1,000,000	995,772

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
PNC Bank NA
2.450%, 11/05/2020	$500,000	$495,663
Wells Fargo & Co.
3.000%, 01/22/2021	1,000,000	999,797
Toronto-Dominion Bank
2.125%, 04/07/2021	1,000,000	982,006
PNC Bank NA
2.150%, 04/29/2021	1,000,000	981,106
U.S. Bancorp
3.000%, 03/15/2022	1,000,000	1,000,718
3.700%, 01/30/2024	500,000	514,506
Bank of New York Mellon Corp.
3.650%, 02/04/2024	1,000,000	1,020,789
State Street Corp.
3.300%, 12/16/2024	1,000,000	1,012,711
PNC Bank NA
3.250%, 06/01/2025	500,000	497,843
State Street Corp.
3.550%, 08/18/2025	500,000	511,863
Wells Fargo & Co.
3.000%, 04/22/2026	1,000,000	958,356
Bank of New York Mellon Corp.
2.800%, 05/04/2026	500,000	480,656
State Street Corp.
2.650%, 05/19/2026	1,000,000	951,598
U.S. Bancorp
2.375%, 07/22/2026	1,000,000	939,077
Bank of New York Mellon Corp.
2.450%, 08/17/2026	500,000	468,241
Wells Fargo & Co.
3.000%, 10/23/2026	1,500,000	1,431,504
U.S. Bancorp
3.150%, 04/27/2027	1,000,000	985,162
PNC Bank NA
3.100%, 10/25/2027	1,000,000	971,624
Bank of New York Mellon Corp.
3.400%, 01/29/2028	2,000,000	1,990,416
U.S. Bancorp
3.900%, 04/26/2028	1,000,000	1,041,393
Wells Fargo & Co.
4.150%, 01/24/2029	500,000	511,416
Bank of America Corp. (c)
3.974%, 02/07/2030	1,000,000	1,003,997

		22,747,333

Chemicals (0.43%)
Praxair Inc.
2.450%, 02/15/2022	1,000,000	985,013
2.700%, 02/21/2023	1,000,000	984,164
3.200%, 01/30/2026	1,000,000	994,520
Air Liquide Finance (b)
2.500%, 09/27/2026	1,000,000	929,977
Ecolab Inc.
2.700%, 11/01/2026	1,000,000	953,686
3.250%, 12/01/2027	1,500,000	1,470,290

See accompanying notes to schedules of investments.	5

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
PPG Industries Inc.
3.750%, 03/15/2028	$2,000,000	$1,974,928

		8,292,578

Commercial Service/Supply (0.10%)
Cintas Corp. No. 2
3.250%, 06/01/2022	2,000,000	2,007,670

Computer Software & Services (0.81%)
Automatic Data Processing Inc.
2.250%, 09/15/2020	500,000	496,871
Microsoft Corp.
2.125%, 11/15/2022	2,000,000	1,963,582
Intel Corp.
2.700%, 12/15/2022	1,000,000	996,315
Texas Instruments Inc.
2.250%, 05/01/2023	3,000,000	2,933,046
Alphabet Inc.
3.375%, 02/25/2024	1,000,000	1,027,178
Intel Corp.
3.700%, 07/29/2025	1,000,000	1,029,343
Automatic Data Processing Inc.
3.375%, 09/15/2025	1,000,000	1,019,951
Intel Corp.
2.600%, 05/19/2026	1,000,000	958,537
Oracle Corp.
2.650%, 07/15/2026	1,000,000	950,077
Microsoft Corp.
2.400%, 08/08/2026	500,000	474,705
Alphabet Inc.
1.998%, 08/15/2026	1,000,000	926,448
Microsoft Corp.
3.300%, 02/06/2027	500,000	502,493
QUALCOMM Inc.
3.250%, 05/20/2027	1,000,000	949,596
Texas Instruments Inc.
2.900%, 11/03/2027	500,000	481,992
Oracle Corp.
3.250%, 11/15/2027	1,000,000	985,065

		15,695,199

Computers (0.26%)
International Business Machines Corp.
1.875%, 05/15/2019	3,000,000	2,995,542
1.625%, 05/15/2020	2,000,000	1,973,806

		4,969,348

Consumer & Marketing (0.89%)
Unilever Capital Corp.
2.200%, 03/06/2019	1,000,000	999,983
Kimberly-Clark Corp.
1.900%, 05/22/2019	500,000	499,135
Unilever Capital Corp.
4.250%, 02/10/2021	1,000,000	1,028,380

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Estee Lauder Companies Inc., The
1.700%, 05/10/2021	$500,000	$485,564
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	989,804
Colgate-Palmolive Co.
2.300%, 05/03/2022	1,000,000	987,220
2.100%, 05/01/2023	2,000,000	1,946,712
NIKE Inc.
2.250%, 05/01/2023	500,000	493,113
Reckitt Benckiser Treasury Services PLC (b)
2.750%, 06/26/2024	1,000,000	967,929
Unilever Capital Corp.
3.100%, 07/30/2025	1,000,000	989,688
Kimberly-Clark Corp.
3.050%, 08/15/2025	1,000,000	983,671
Procter & Gamble Co., The
2.700%, 02/02/2026	500,000	488,597
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,000,000	963,559
Unilever Capital Corp.
2.000%, 07/28/2026	500,000	454,885
NIKE Inc.
2.375%, 11/01/2026	1,000,000	951,217
Unilever Capital Corp.
2.900%, 05/05/2027	500,000	480,665
Reckitt Benckiser Treasury Services PLC (b)
3.000%, 06/26/2027	1,000,000	940,811
Clorox Co.
3.100%, 10/01/2027	500,000	481,319
Unilever Capital Corp.
3.500%, 03/22/2028	1,000,000	1,001,386
Clorox Co.
3.900%, 05/15/2028	1,000,000	1,022,407

		17,156,045

Electronic/Electrical Manufacturing (0.69%)
Johnson Controls International PLC
4.250%, 03/01/2021	2,000,000	2,030,278
Emerson Electric Co.
2.625%, 12/01/2021	1,000,000	996,893
Siemens Financieringsmaatschappij NV (b)
2.900%, 05/27/2022	500,000	496,038
General Electric Co.
2.700%, 10/09/2022	1,000,000	968,167
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	982,144
General Electric Co.
3.375%, 03/11/2024	1,000,000	980,407
Siemens Financieringsmaatschappij NV (b)
3.250%, 05/27/2025	1,000,000	995,083

6	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
Emerson Electric Co.
3.150%, 06/01/2025	$1,000,000	$979,759
Siemens Financieringsmaatschappij NV (b)
2.350%, 10/15/2026	1,000,000	921,613
Honeywell International Inc.
2.500%, 11/01/2026	2,000,000	1,912,402
ABB Finance (USA) Inc.
3.800%, 04/03/2028	1,000,000	1,017,851
Rockwell Automation Inc.
3.500%, 03/01/2029	1,000,000	1,002,035

		13,282,670

Financial Services (0.44%)
Mastercard Inc.
2.000%, 11/21/2021	500,000	491,181
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,040,560
General Electric Capital Corp.
3.150%, 09/07/2022	287,000	282,458
Visa Inc.
2.800%, 12/14/2022	1,000,000	999,924
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	1,001,028
3.625%, 05/13/2024	500,000	505,836
3.125%, 01/23/2025	1,000,000	982,969
GE Capital International Funding Co.
3.373%, 11/15/2025	747,000	718,842
Visa Inc.
3.150%, 12/14/2025	1,000,000	1,002,376
JPMorgan Chase & Co.
3.300%, 04/01/2026	1,000,000	979,211
Mastercard Inc.
2.950%, 11/21/2026	500,000	490,498

		8,494,883

Health Care (2.28%)
Eli Lilly and Co.
1.950%, 03/15/2019	1,000,000	999,761
Pfizer Inc.
2.100%, 05/15/2019	1,000,000	999,265
Amgen Inc.
2.200%, 05/22/2019	1,000,000	998,854
AstraZeneca PLC
1.950%, 09/18/2019	500,000	497,272
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	995,046
Abbott Laboratories
2.550%, 03/15/2022	1,000,000	985,606
EMD Finance LLC (b)
2.950%, 03/19/2022	1,000,000	986,686
Bayer US Finance II LLC (b)
2.200%, 07/15/2022	1,300,000	1,223,743
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,451,933

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Merck & Co. Inc.
2.400%, 09/15/2022	$1,000,000	$985,489
Novartis Capital Corp.
2.400%, 09/21/2022	1,000,000	988,288
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	1,000,000	995,030
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	990,059
Merck & Co. Inc.
2.800%, 05/18/2023	2,000,000	1,987,120
Medtronic Inc.
3.625%, 03/15/2024	1,000,000	1,026,136
Novartis Capital Corp.
3.400%, 05/06/2024	1,500,000	1,534,695
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,026,168
Stryker Corp.
3.375%, 05/15/2024	1,000,000	1,004,166
Amgen Inc.
3.625%, 05/22/2024	1,000,000	1,014,847
Bayer U.S. Finance LLC (b)
3.375%, 10/08/2024	1,000,000	960,837
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	981,352
EMD Finance LLC(b)
3.250%, 03/19/2025	1,000,000	969,862
Bayer US Finance II LLC (b)
2.850%, 04/15/2025	1,000,000	904,467
Eli Lilly and Co.
2.750%, 06/01/2025	1,000,000	980,654
Roche Holdings Inc. (b)
3.000%, 11/10/2025	2,000,000	1,981,348
AstraZeneca PLC
3.375%, 11/16/2025	1,000,000	983,243
Novartis Capital Corp.
3.000%, 11/20/2025	1,000,000	994,445
Johnson & Johnson
2.450%, 03/01/2026	500,000	477,879
Stryker Corp.
3.500%, 03/15/2026	1,000,000	993,466
Roche Holdings Inc. (b)
2.625%, 05/15/2026	500,000	478,693
Amgen Inc.
2.600%, 08/19/2026	1,000,000	925,623
Roche Holdings Inc. (b)
2.375%, 01/28/2027	1,000,000	937,936
Medtronic Global Holdings
3.350%, 04/01/2027	1,000,000	994,260
Eli Lilly and Co.
3.100%, 05/15/2027	500,000	489,712
AstraZeneca PLC
3.125%, 06/12/2027	1,000,000	947,470
Amgen Inc.
3.200%, 11/02/2027	1,000,000	952,214

See accompanying notes to schedules of investments.	7

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Johnson & Johnson
2.900%, 01/15/2028	$2,000,000	$1,941,500
Stryker Corp.
3.650%, 03/07/2028	1,000,000	999,991
GlaxoSmithKline Capital Inc.
3.875%, 05/15/2028	2,000,000	2,056,448
Sanofi
3.625%, 06/19/2028	1,500,000	1,521,695
Eli Lilly and Co.
3.375%, 03/15/2029	1,000,000	998,953

		44,162,212

Machinery & Manufacturing (0.85%)
3M Co.
1.625%, 06/15/2019	2,000,000	1,994,462
Caterpillar Financial Services Corp.
2.950%, 05/15/2020	1,000,000	1,001,292
Danaher Corp.
2.400%, 09/15/2020	500,000	495,975
Caterpillar Inc.
3.900%, 05/27/2021	500,000	511,723
John Deere Capital Corp.
2.750%, 03/15/2022	500,000	499,011
Deere & Co.
2.600%, 06/08/2022	1,000,000	995,360
Covidien International
3.200%, 06/15/2022	1,000,000	1,006,920
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	981,729
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,020,177
John Deere Capital Corp.
3.350%, 06/12/2024	1,500,000	1,523,312
Caterpillar Financial Services Corp.
3.250%, 12/01/2024	1,000,000	1,000,962
3M Co.
3.000%, 08/07/2025	1,000,000	994,120
Dover Corp.
3.150%, 11/15/2025	1,000,000	975,531
3M Co.
2.250%, 09/19/2026	500,000	465,459
Eaton Corp.
3.103%, 09/15/2027	1,000,000	960,830
John Deere Capital Corp.
3.050%, 01/06/2028	1,000,000	973,255
3M Co.
3.375%, 03/01/2029	1,000,000	997,116

		16,397,234

Media & Broadcasting (0.30%)
Walt Disney Co., The
1.850%, 05/30/2019	2,000,000	1,996,430
Comcast Corp.
3.125%, 07/15/2022	1,000,000	1,006,516

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
Reed Elsevier Capital
3.125%, 10/15/2022	$1,000,000	$984,341
Comcast Corp.
3.600%, 03/01/2024	1,000,000	1,015,108
2.350%, 01/15/2027	1,000,000	916,193

		5,918,588

Mining & Metals (0.14%)
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	1,008,319
Alcoa Inc.
5.870%, 02/23/2022	756,000	789,075
Rio Tinto Finance USA Ltd.
3.750%, 06/15/2025	1,000,000	1,029,407

		2,826,801

Oil & Gas (1.50%)
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,000,000
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,000,855
Exxon Mobil Corp.
1.819%, 03/15/2019	1,000,000	999,785
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,008,998
Total Capital International SA
2.750%, 06/19/2021	1,000,000	999,223
TransCanada PipeLines Ltd.
2.500%, 08/01/2022	2,000,000	1,959,816
Shell International Finance
2.375%, 08/21/2022	1,000,000	983,230
Total Capital International SA
2.700%, 01/25/2023	1,000,000	987,430
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	1,972,664
Chevron Corp.
3.191%, 06/24/2023	1,000,000	1,010,110
Total Capital Canada Ltd.
2.750%, 07/15/2023	500,000	493,877
Schlumberger Investment
3.650%, 12/01/2023	1,000,000	1,029,094
Exxon Mobil Corp.
3.176%, 03/15/2024	2,000,000	2,022,986
2.709%, 03/06/2025	1,000,000	986,137
Shell International Finance
3.250%, 05/11/2025	1,000,000	1,003,344
Occidental Petroleum Corp.
3.500%, 06/15/2025	500,000	505,334
Chevron Corp.
3.326%, 11/17/2025	1,000,000	1,011,877
TransCanada PipeLines Ltd.
4.875%, 01/15/2026	1,000,000	1,057,206
Shell International Finance
2.875%, 05/10/2026	1,000,000	971,639

8	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Baker Hughes, a GE Co., LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/2027	$1,000,000	$948,511
Sabal Trail Transmission LLC (b)
4.246%, 05/01/2028	1,000,000	1,003,789
TransCanada PipeLines Ltd.
4.250%, 05/15/2028	1,000,000	1,021,276
Total Capital International SA
3.455%, 02/19/2029	1,000,000	999,099

		28,976,280

Retailers (1.02%)
Target Corp.
2.300%, 06/26/2019	1,000,000	999,002
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,027,054
TJX Companies Inc., The
2.750%, 06/15/2021	1,000,000	997,308
Home Depot Inc.
2.625%, 06/01/2022	500,000	497,336
CVS Health Corp.
3.500%, 07/20/2022	1,000,000	1,004,549
Wal-Mart Stores Inc.
2.550%, 04/11/2023	1,000,000	991,233
CVS Caremark Corp.
4.000%, 12/05/2023	1,000,000	1,016,428
Wal-Mart Stores Inc.
3.300%, 04/22/2024	500,000	508,919
Costco Wholesale Corp.
2.750%, 05/18/2024	1,000,000	992,236
McDonald’s Corp.
3.250%, 06/10/2024	1,000,000	998,366
Target Corp.
3.500%, 07/01/2024	1,000,000	1,025,569
Home Depot Inc.
3.350%, 09/15/2025	1,000,000	1,014,277
Lowe’s Companies Inc.
3.375%, 09/15/2025	1,000,000	975,781
Home Depot Inc.
3.000%, 04/01/2026	1,000,000	984,855
Lowe’s Companies Inc.
2.500%, 04/15/2026	1,000,000	914,137
Target Corp.
2.500%, 04/15/2026	1,000,000	951,908
TJX Companies Inc., The
2.250%, 09/15/2026	1,000,000	923,507
Costco Wholesale Corp.
3.000%, 05/18/2027	1,000,000	977,487
Amazon.com Inc.
3.150%, 08/22/2027	1,000,000	986,265
McDonald’s Corp.
3.800%, 04/01/2028	1,000,000	998,818

		19,785,035

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (0.75%)
AT&T Inc.
2.300%, 03/11/2019	$1,000,000	$999,942
Deutsche Telekom International Finance BV (b)
1.950%, 09/19/2021	1,000,000	966,890
AT&T Inc.
3.000%, 02/15/2022	2,000,000	1,990,136
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	977,842
Verizon Communications Inc.
2.450%, 11/01/2022	1,000,000	982,481
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	978,196
Cisco Systems Inc.
3.625%, 03/04/2024	1,000,000	1,035,722
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,041,439
Cisco Systems Inc.
3.500%, 06/15/2025	500,000	510,005
2.950%, 02/28/2026	500,000	488,774
Verizon Communications Inc.
2.625%, 08/15/2026	1,000,000	933,001
Vodafone Group PLC
4.375%, 05/30/2028	1,000,000	990,097
Verizon Communications Inc.
4.329%, 09/21/2028	1,012,000	1,047,868
3.875%, 02/08/2029	1,000,000	997,714
AT&T Inc.
4.350%, 03/01/2029	500,000	497,993

		14,438,100

Transportation (0.76%)
Burlington Northern Santa Fe
3.050%, 09/01/2022	500,000	501,964
United Parcel Service Inc.
2.450%, 10/01/2022	1,000,000	991,182
Burlington Northern Santa Fe
3.000%, 03/15/2023	1,500,000	1,497,866
Union Pacific Corp.
2.750%, 04/15/2023	500,000	492,212
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,022,540
Burlington Northern Santa Fe
3.750%, 04/01/2024	1,000,000	1,030,963
Union Pacific Corp.
3.250%, 08/15/2025	500,000	497,142
Canadian National Railway Co.
2.750%, 03/01/2026	2,000,000	1,927,586
Union Pacific Corp.
2.750%, 03/01/2026	1,000,000	953,006
Norfolk Southern Corp.
2.900%, 06/15/2026	500,000	481,110

See accompanying notes to schedules of investments.	9

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
United Parcel Service Inc.
2.400%, 11/15/2026	$500,000	$469,422
Union Pacific Corp.
3.000%, 04/15/2027	1,000,000	954,183
Norfolk Southern Corp.
3.150%, 06/01/2027	500,000	482,130
United Parcel Service Inc.
3.050%, 11/15/2027	2,000,000	1,951,754
Union Pacific Corp.
3.950%, 09/10/2028	1,000,000	1,022,272
3.700%, 03/01/2029	500,000	497,905

		14,773,237

Utilities & Energy (4.25%)
Public Service Electric and Gas Co.
1.800%, 06/01/2019	1,000,000	997,221
Kentucky Utilities Co.
3.250%, 11/01/2020	500,000	502,761
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,012,562
San Diego Gas & Electric Co.
3.000%, 08/15/2021	500,000	499,325
Southern California Edison Co.
2.400%, 02/01/2022	1,000,000	962,072
Carolina Power & Light Co.
2.800%, 05/15/2022	1,000,000	996,810
Consumers Energy Co.
2.850%, 05/15/2022	1,000,000	996,797
Georgia Power Co.
2.850%, 05/15/2022	1,000,000	983,857
Detroit Edison Co.
2.650%, 06/15/2022	500,000	490,957
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	973,811
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,000,000	980,785
Northern States Power Co.
2.150%, 08/15/2022	500,000	485,680
Pacific Gas & Electric (d)
2.450%, 08/15/2022	1,000,000	855,000
Ameren Illinois Co.
2.700%, 09/01/2022	1,000,000	988,336
PPL Electric Utilities
2.500%, 09/01/2022	1,000,000	976,620
Public Service Company of Colorado
2.250%, 09/15/2022	1,000,000	975,234
Tampa Electric Co.
2.600%, 09/15/2022	500,000	490,370
NSTAR Electric Co.
2.375%, 10/15/2022	500,000	487,100
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	973,255
Virginia Electric & Power Co.
2.750%, 03/15/2023	1,000,000	984,839
Public Service Electric and Gas Co.
2.375%, 05/15/2023	2,000,000	1,950,808

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Florida Power & Light Co.
2.750%, 06/01/2023	$2,000,000	$1,997,938
Pacificorp
2.950%, 06/01/2023	1,000,000	995,129
Pacific Gas & Electric (d)
3.250%, 06/15/2023	1,000,000	855,000
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,007,749
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	997,719
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,000,000	1,028,396
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,001,990
Public Service Company of New Hampshire
3.500%, 11/01/2023	500,000	509,487
Delmarva Power & Light Co.
3.500%, 11/15/2023	1,000,000	1,014,276
Alabama Power Co.
3.550%, 12/01/2023	1,000,000	1,012,532
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,011,309
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,040,244
Potomac Electric Power Co.
3.600%, 03/15/2024	1,000,000	1,017,475
Florida Power & Light Co.
3.250%, 06/01/2024	1,000,000	1,015,750
Interstate Power & Light Co.
3.250%, 12/01/2024	1,000,000	988,657
DTE Electric Co.
3.375%, 03/01/2025	1,000,000	1,002,464
Alabama Power Co.
2.800%, 04/01/2025	1,000,000	957,470
Arizona Public Service Co.
3.150%, 05/15/2025	500,000	492,299
Public Service Company of Colorado
2.900%, 05/15/2025	1,000,000	972,632
Wisconsin Electric Power
3.100%, 06/01/2025	1,000,000	982,996
Pacific Gas & Electric (d)
3.500%, 06/15/2025	1,000,000	835,000
Southern California Gas Co.
3.200%, 06/15/2025	500,000	484,356
Duke Energy Progress LLC
3.250%, 08/15/2025	1,000,000	1,003,075
Interstate Power & Light Co.
3.400%, 08/15/2025	1,000,000	978,458
Kentucky Utilities Co.
3.300%, 10/01/2025	500,000	491,642
Louisville Gas & Electric Co.
3.300%, 10/01/2025	1,000,000	993,356
PECO Energy Co.
3.150%, 10/15/2025	1,000,000	984,501

10	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
NSTAR Electric Co.
3.250%, 11/15/2025	$1,000,000	$981,073
Florida Power & Light Co.
3.125%, 12/01/2025	1,000,000	1,000,962
Virginia Electric & Power Co.
3.150%, 01/15/2026	1,000,000	983,071
Brooklyn Union Gas Co., The (b)
3.407%, 03/10/2026	1,000,000	978,237
Georgia Power Co.
3.250%, 04/01/2026	1,000,000	950,445
San Diego Gas & Electric Co.
2.500%, 05/15/2026	1,000,000	915,056
NSTAR Electric Co.
2.700%, 06/01/2026	1,000,000	930,132
Commonwealth Edison Co.
2.550%, 06/15/2026	1,000,000	942,297
Southern California Gas Co.
2.600%, 06/15/2026	1,000,000	931,753
Westar Energy Inc.
2.550%, 07/01/2026	1,000,000	940,377
KeySpan Gas East Corp. (b)
2.742%, 08/15/2026	1,000,000	937,334
CenterPoint Energy Houston Electric LLC
2.400%, 09/01/2026	500,000	464,310
Public Service Electric and Gas Co.
2.250%, 09/15/2026	1,000,000	922,251
AEP Transmission Company LLC
3.100%, 12/01/2026	500,000	484,822
Consolidated Edison Co. of New York
2.900%, 12/01/2026	500,000	471,358
Duke Energy Carolinas
2.950%, 12/01/2026	1,000,000	968,810
Westar Energy Inc.
3.100%, 04/01/2027	1,000,000	966,406
NSTAR Electric Co.
3.200%, 05/15/2027	1,000,000	978,449
Public Service Electric and Gas Co.
3.000%, 05/15/2027	500,000	481,171
Appalachian Power Co.
3.300%, 06/01/2027	1,000,000	963,991
Rochester Gas & Electric Corp. (b)
3.100%, 06/01/2027	1,000,000	969,338
Atmos Energy Corp.
3.000%, 06/15/2027	1,000,000	966,691
Union Electric Co.
2.950%, 06/15/2027	1,000,000	965,925
Boston Gas Co. (b)
3.150%, 08/01/2027	500,000	477,720
Commonwealth Edison Co.
2.950%, 08/15/2027	500,000	478,624
Wisconsin Power & Light
3.050%, 10/15/2027	1,000,000	965,226
Consolidated Edison Co. of New York
3.125%, 11/15/2027	1,000,000	971,873

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Pacific Gas & Electric (d)
3.300%, 12/01/2027	$1,000,000	$825,000
Southern California Edison Co.
3.650%, 03/01/2028	1,000,000	958,240
Southwest Gas Corp.
3.700%, 04/01/2028	1,000,000	996,362
Virginia Electric & Power Co.
3.800%, 04/01/2028	1,000,000	1,011,036
Public Service Electric and Gas Co.
3.700%, 05/01/2028	1,000,000	1,014,214
Ameren Illinois Co.
3.800%, 05/15/2028	1,000,000	1,024,927
Consolidated Edison Co. of New York
3.800%, 05/15/2028	1,000,000	1,022,764
Indiana Michigan Power Co.
3.850%, 05/15/2028	1,000,000	1,013,866
AEP Texas Central Co.
3.950%, 06/01/2028	1,000,000	1,014,267
Duke Energy Ohio Inc.
3.650%, 02/01/2029	1,000,000	1,014,168
Brooklyn Union Gas Co., The (b)
3.865%, 03/04/2029	1,000,000	999,251
MidAmerican Energy Co.
3.650%, 04/15/2029	1,000,000	1,011,886

		82,129,783

Total Corporate Bonds
(cost $386,743,539)		381,828,450

Foreign Government Bonds (0.10%)
Province of Quebec
2.500%, 04/20/2026	1,000,000	966,002
Province of Ontario
2.500%, 04/27/2026	1,000,000	963,412

Total Foreign Government Bonds
(cost $1,995,057)		1,929,414

Government Agency Securities (e) (4.30%)
Agency Commercial Mortgage-Backed Securities (4.19%)
Federal Home Loan Mortgage Corp.
Series K018, Class A2
2.789%, 01/25/2022	10,000,000	9,997,600
Series K029, Class A1
2.839%, 10/25/2022	5,045,242	5,043,481
Series KSMC, Class A2
2.615%, 01/25/2023	2,000,000	1,981,402
Series K722, Class A2
2.406%, 03/25/2023	1,000,000	984,490
Series K723, Class A2
2.454%, 08/25/2023	2,000,000	1,968,144
Series K724, Class A2
3.062%, 11/25/2023	500,000	504,059
Series K725, Class A2
3.002%, 01/25/2024	3,000,000	3,016,206
Series K726, Class A2
2.905%, 04/25/2024	1,500,000	1,501,658

See accompanying notes to schedules of investments.	11

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Commercial Mortgage-Backed Securities (Cont.)
Series K044, Class A2
2.811%, 01/25/2025	$2,000,000	$1,981,428
Series K049, Class A2
3.010%, 07/25/2025	2,000,000	1,999,144
Series K054, Class A2
2.745%, 01/25/2026	500,000	490,469
Series K055, Class A2
2.673%, 03/25/2026	2,000,000	1,951,316
Series K056, Class A2
2.525%, 05/25/2026	2,000,000	1,928,870
Series K057, Class A2
2.570%, 07/25/2026	2,000,000	1,933,164
Series K058, Class A2
2.653%, 08/25/2026	1,500,000	1,454,933
Series K059, Class A2
3.120%, 09/25/2026	1,500,000	1,500,962
Series K063, Class A2
3.430%, 01/25/2027	2,000,000	2,039,687
Series K064, Class A2
3.224%, 03/25/2027	2,500,000	2,510,448
Series K065, Class A2
3.243%, 04/25/2027	2,000,000	2,009,044
Series K072, Class A2
3.444%, 12/25/2027	1,500,000	1,525,256
Series K074, Class A2
3.600%, 01/25/2028	2,000,000	2,055,774
Series K073, Class A2
3.350%, 01/25/2028	1,000,000	1,008,871
Series K075, Class A2
3.650%, 02/25/2028	1,500,000	1,547,625
Series K076, Class A2
3.900%, 04/25/2028	2,000,000	2,102,540
Federal National Mortgage Association
Series 2012-M5, Class A2
2.715%, 02/25/2022	3,229,690	3,215,695
Series 2016-M12, Class AV2
2.308%, 10/25/2023	1,000,000	966,819
Series 2015-M11, Class A2
2.843%, 04/25/2025	2,000,000	1,988,548
Series 2015-M17, Class A2
2.938%, 11/25/2025	1,000,000	995,407
Series 2016-M6, Class A2
2.488%, 05/25/2026	1,000,000	959,535
Series 2016-M9, Class A2
2.292%, 06/25/2026	1,000,000	945,658
Series 2016-M11, Class A2
2.369%, 07/25/2026	2,000,000	1,897,844
Series 2016-M12, Class A2
2.446%, 09/25/2026	2,000,000	1,906,390
Series 2016-M7, Class A2
2.499%, 09/25/2026	1,000,000	960,368
Series 2017-M4, Class A2
2.597%, 12/25/2026	2,500,000	2,404,345
Series 2017-M7, Class A2
2.961%, 02/25/2027	2,000,000	1,963,554
Series 2017-M2, Class A2
2.785%, 02/25/2027	1,000,000	975,298

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Commercial Mortgage-Backed Securities (Cont.)
Series 2017-M8, Class A2
3.061%, 05/25/2027	$2,000,000	$1,976,058
Series 2018-M1, Class A2
2.986%, 12/25/2027	2,000,000	1,963,000
Series 2018-M2, Class A2
2.902%, 01/25/2028	2,000,000	1,951,324
Series 2018-M4, Class A2
3.043%, 03/25/2028	1,500,000	1,477,215
Series 2018-M7, Class A2
3.052%, 03/25/2028	1,500,000	1,474,632

		81,058,261

Agency Notes & Bonds (0.11%)
Tennessee Valley Authority
3.875%, 02/15/2021	2,000,000	2,048,100

		2,048,100

Total Government Agency Securities
(cost $84,515,036)		83,106,361

U.S. Treasury Obligations (8.78%)
U.S. Treasury Notes
1.625%, 04/30/2019	5,000,000	4,993,080
3.125%, 05/15/2019	10,000,000	10,013,240
3.625%, 08/15/2019	10,000,000	10,050,390
3.375%, 11/15/2019	10,000,000	10,055,860
3.625%, 02/15/2020	15,000,000	15,147,075
3.500%, 05/15/2020	20,000,000	20,221,100
1.375%, 10/31/2020	5,000,000	4,904,100
3.625%, 02/15/2021	10,000,000	10,208,200
2.000%, 02/28/2021	5,000,000	4,948,440
2.000%, 11/15/2021	25,000,000	24,685,550
2.500%, 08/15/2023	10,000,000	9,992,580
2.750%, 11/15/2023	10,000,000	10,101,560
2.500%, 05/15/2024	5,000,000	4,989,260
2.000%, 06/30/2024	5,000,000	4,863,475
2.000%, 02/15/2025	15,000,000	14,515,425
2.750%, 02/15/2028	10,000,000	10,042,970

Total U.S. Treasury Obligations
(cost $169,767,950)		169,732,305

12	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Shares	Value
Short-term Investments (0.76%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 2.30% (f)	14,747,618	$14,747,618

Total Short-term Investments
(cost $14,747,618)		14,747,618

TOTAL INVESTMENTS (99.69%)
(cost $1,107,549,539)		1,927,653,572
OTHER ASSETS, NET OF LIABILITIES (0.31%)		5,930,955

NET ASSETS (100.00%)		$1,933,584,527

(a)	Non-income producing security.

(b)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the value of these securities amounted to $29,738,317 or 1.54% of net assets.

(c)	Rate shown is fixed until February 7, 2029.

(d)	Pacific Gas & Electric filed for Chapter 11 bankruptcy protection on January 29, 2019, and is currently in default.

(e)

The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(f)	Rate shown is the 7-day yield as of February 28, 2019.

ADR - American Depositary Receipt.

See accompanying notes to schedules of investments.	13

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

February 28, 2019

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (97.17%)
U.S. Treasury Notes
1.500%, 03/31/2019	$10,000,000	$9,992,310
1.125%, 05/31/2019	10,000,000	9,966,410
1.250%, 10/31/2019	10,000,000	9,914,450
1.375%, 01/31/2020	10,000,000	9,894,530
1.375%, 02/29/2020	5,000,000	4,941,990
2.250%, 02/29/2020	3,000,000	2,991,093
1.375%, 03/31/2020	5,000,000	4,937,305
1.125%, 04/30/2020	5,000,000	4,918,945
1.500%, 05/31/2020	5,000,000	4,935,350
1.875%, 06/30/2020	10,000,000	9,911,720
1.625%, 07/31/2020	5,000,000	4,935,350
2.625%, 07/31/2020	2,000,000	2,001,794
2.625%, 08/31/2020	5,000,000	5,005,275
1.375%, 08/31/2020	5,000,000	4,914,065
2.875%, 10/31/2020	2,500,000	2,513,085
2.625%, 11/15/2020	3,000,000	3,003,633
2.125%, 01/31/2021	10,000,000	9,923,050
2.500%, 02/28/2021	5,000,000	4,998,635
1.375%, 04/30/2021	10,000,000	9,760,160
2.000%, 05/31/2021	10,000,000	9,888,670
1.125%, 07/31/2021	5,000,000	4,838,865
2.000%, 08/31/2021	5,000,000	4,938,865
2.750%, 09/15/2021	2,500,000	2,515,333
2.000%, 10/31/2021	7,500,000	7,404,495
1.875%, 11/30/2021	10,000,000	9,837,110
1.500%, 01/31/2022	10,000,000	9,723,440
1.750%, 02/28/2022	10,000,000	9,787,500
1.750%, 03/31/2022	10,000,000	9,782,420
1.750%, 04/30/2022	5,000,000	4,888,280
1.750%, 05/15/2022	10,000,000	9,770,310
1.625%, 08/15/2022	8,500,000	8,253,305
1.750%, 09/30/2022	5,000,000	4,871,290
1.875%, 10/31/2022	2,000,000	1,955,860
2.000%, 11/30/2022	2,500,000	2,454,395
2.000%, 02/15/2023	5,000,000	4,903,905
2.500%, 03/31/2023	3,000,000	2,998,593
1.625%, 04/30/2023	5,000,000	4,824,805
1.625%, 05/31/2023	10,000,000	9,642,190
1.375%, 06/30/2023	5,000,000	4,766,600
1.250%, 07/31/2023	5,000,000	4,736,330
2.500%, 08/15/2023	5,000,000	4,996,290
1.375%, 09/30/2023	5,000,000	4,753,515
1.625%, 10/31/2023	5,000,000	4,804,490
2.875%, 10/31/2023	2,000,000	2,030,860
2.125%, 11/30/2023	10,000,000	9,823,440
2.250%, 01/31/2024	5,000,000	4,935,940
2.750%, 02/15/2024	5,000,000	5,051,955
2.125%, 02/29/2024	5,000,000	4,905,275
2.125%, 03/31/2024	3,000,000	2,941,290
2.000%, 04/30/2024	5,000,000	4,869,920

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (cont.)
2.500%, 05/15/2024	$6,500,000	$6,486,038
2.375%, 08/15/2024	5,000,000	4,954,295
2.250%, 10/31/2024	2,500,000	2,458,888
2.250%, 11/15/2024	8,000,000	7,863,752
2.250%, 12/31/2024	3,000,000	2,947,734

Total U.S. Treasury Obligations
(cost $330,585,673)		326,065,393

	Shares	Value
Short-term Investments (3.96%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 2.30% (a)	13,291,178	13,291,178

Total Short-term Investments
(cost $13,291,178)		13,291,178

TOTAL INVESTMENTS (101.13%)
(cost $343,876,851)		339,356,571
LIABILITIES, NET OF OTHER ASSETS (-1.13%)		(3,795,025)

NET ASSETS (100.00%)		$335,561,546

(a)	Rate shown is the 7-day yield as of February 28, 2019.

14	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

February 28, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (97.71%)
Alabama (1.54%)
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	Aa3	$1,145,000	$1,157,332
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.000%	06/01/2024	A+	585,000	610,758
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.250%	06/01/2025	A+	600,000	631,848
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.500%	06/01/2026	A+	620,000	656,351
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.750%	06/01/2027	A+	645,000	684,932
City of Athens, Alabama, Water and Sewer Revenue Warrants, Series 2017	3.000%	05/01/2028	A2	980,000	1,004,353
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2028	A+	665,000	712,760
The Water and Wastewater Board of the City of Madison Water and Sewer Revenue Bonds, Series 2015	4.000%	12/01/2028	Aa2	2,165,000	2,346,081
City of Athens, Alabama, Water and Sewer Revenue Warrants, Series 2017	3.125%	05/01/2029	A2	1,010,000	1,031,790
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011 (Prerefunded to 02-15-2021 @ 100) (b)	5.000%	08/15/2029	A1	1,620,000	1,723,563

					10,559,768

Alaska (1.77%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	1,987,082
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A (Prerefunded to 07-01-2019 @ 100) (b)	5.500%	07/01/2025	Aa2	1,190,000	1,205,256
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.250%	09/01/2028	AAA	1,095,000	1,145,841
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.250%	09/01/2028	AAA	1,050,000	1,098,752
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2029	AAA	1,390,000	1,465,658
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2029	AAA	1,090,000	1,149,329
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2030	AAA	1,440,000	1,503,346
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2030	AAA	1,125,000	1,174,489
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2031	AA+	1,225,000	1,370,702

					12,100,455

Arizona (4.25%)
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	503,845
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	A1	4,180,000	4,225,478
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2020	Aa3	1,965,000	2,050,085
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2021	A+	500,000	505,525
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa2	1,000,000	1,030,270
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa2	570,000	594,242
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2022	AA	500,000	553,465
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	3.000%	07/01/2022	AA	495,000	516,052
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	Aa3	1,000,000	1,107,620
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2023	A+	1,000,000	1,011,050
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,073,780
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2023	Aa2	930,000	968,549
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa2	1,255,000	1,322,105

See accompanying notes to schedules of investments.	15

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Pima County, Arizona, General Obligation Bonds, Series 2009A (Economically Defeased to 07-01-2019 @ 100) (b)	4.000%	07/01/2023	AA	$1,500,000	$1,511,235
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	AA	1,060,000	1,172,265
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,808,255
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2024	A+	1,000,000	1,011,050
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	Aa2	1,165,000	1,248,542
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2026	A+	555,000	619,935
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2026	AA-	545,000	604,133
Kyrene Elementary School District No. 28 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series C (2015)	4.000%	07/01/2026	AA	765,000	855,209
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA	2,000,000	2,135,400
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2027	A+	400,000	446,448
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2027	AA-	1,100,000	1,208,856
Tempe Union High School District No. 213 of Maricopa County, Arizona, Refunding Bonds, Series 2016	3.000%	07/01/2028	Aa2	1,000,000	1,036,870

					29,120,264

Arkansas (2.66%)
State of Arkansas, General Obligation Four-Lane Highway Construction and Improvement Bonds, Series 2013	3.500%	06/15/2023	AA	6,000,000	6,232,380
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2024	Aa2	2,315,000	2,448,923
City of Little Rock, Arkansas, Library Construction and Refunding Bonds, Series 2015	2.750%	03/01/2025	AA	1,025,000	1,032,370
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2027	AA	3,000,000	3,291,990
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2028	Aa2	365,000	420,009
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,009,680
Rogers School District No. 30 of Benton County, Arkansas, Refunding Bonds	3.125%	02/01/2030	NR	2,880,000	2,903,846
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2030	Aa2	785,000	897,459

					18,236,657

California (4.66%)
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	2,900,000	2,906,467
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2025	Aa3	225,000	262,967
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C (Prerefunded to 08-01-2021 @ 100) (b)	4.000%	08/01/2025	Aaa	1,115,000	1,183,684
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C (Prerefunded to 08-01-2021 @ 100) (b)	4.250%	08/01/2026	Aaa	1,275,000	1,361,063
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2027	Aa3	1,080,000	1,254,355
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	3.500%	08/01/2027	A+	1,000,000	1,082,560
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	2.000%	08/01/2027	Aa3	625,000	623,775
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2028	Aa3	750,000	780,585
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2028	AA-	1,565,000	1,671,874

16	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Campbell Union High School District, (Santa Clara County, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	Aa1	$1,965,000	$2,058,416
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	3.500%	08/01/2029	Aa2	1,190,000	1,288,960
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2029	AA-	1,725,000	1,829,294
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	AA-	2,835,000	2,983,072
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2030	Aa2	540,000	595,766
Marin Community College District, (Marin County, California), Election of 2016 General Obligation Bonds, Series A, (Federally Tax-Exempt)	4.000%	08/01/2030	Aaa	1,095,000	1,222,228
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), Election of 2014 General Obligation Bonds, Series A	4.000%	08/01/2030	AA-	1,600,000	1,770,944
Sequoia Union High School District, (County of San Mateo, State of California), General Obligation Bonds, Election of 2014, Series 2016	3.000%	07/01/2031	AA	3,000,000	3,030,780
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2031	Aa2	400,000	436,684
Redondo Beach Unified School District, (Los Angeles County, California), 2017 General Obligation Refunding Bonds, (Election of 2008, Series D), (2020 Crossover)	3.000%	08/01/2031	Aa2	750,000	757,268
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2032	Aa2	500,000	541,130
Redondo Beach Unified School District, (Los Angeles County, California), 2017 General Obligation Refunding Bonds, (Election of 2008, Series D), (2020 Crossover)	3.000%	08/01/2032	Aa2	750,000	751,980
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2002-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2032	AA	510,000	560,607
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2002-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2033	AA	550,000	601,084
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2008-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2033	AA	600,000	655,728
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2034	AA	200,000	230,684
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2035	AA	355,000	407,647
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2036	AA	400,000	457,536
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2037	AA	500,000	569,385

					31,876,523

Colorado (1.99%)
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	205,000	212,483
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	Aa2	900,000	982,080
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2023	Aa1	3,300,000	3,452,856
Adams County School District No. 1, (Mapleton Public Schools), Adams County, Colorado, General Obligation Refunding Bonds, Series 2016	2.000%	12/01/2025	Aa3	150,000	149,610
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	4.000%	12/15/2025	Aa2	1,000,000	1,114,790
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	2.750%	12/01/2026	AA-	200,000	209,618
Roaring Fork School District No. RE-1, In Garfield, Pitkin and Eagle Counties, Colorado, General Obligation Refunding Bonds, Series 2016B	2.500%	12/15/2027	NR	3,000,000	3,038,490
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	4.000%	12/01/2030	AA-	465,000	504,683

See accompanying notes to schedules of investments.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
Gunnison Watershed School District RE-1J, (Gunnison and Saguache Counties, Colorado), General Obligation Refunding Bonds, Series 2014	4.000%	12/01/2031	Aa2	$1,000,000	$1,065,280
Adams 12 Five Star Schools, Adams County and the City and County of Broomfield, Colorado, General Obligation Bonds, Series 2016B (c)	5.000%	12/15/2034	AA-	2,500,000	2,915,600

					13,645,490

Connecticut (3.28%)
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	531,710
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2021	Aa1	125,000	126,851
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	505,995
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2022	Aa1	600,000	608,820
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	1,525,000	1,531,527
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.250%	02/01/2024	Aa1	2,000,000	2,018,060
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue, Series 2016A (d)	2.000%	07/01/2042	Aaa	17,600,000	17,134,832

					22,457,795

Florida (2.74%)
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	110,000	110,231
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,417,091
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	03/01/2021	Aa1	1,170,000	1,183,467
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	AA-	600,000	620,400
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,473,726
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	03/01/2022	Aa1	1,215,000	1,228,985
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2022	Aa2	365,000	395,507
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	09/01/2023	Aa1	1,290,000	1,304,848
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2023	Aa2	200,000	216,716
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa2	2,000,000	2,107,120
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa2	2,485,000	2,617,078
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2026	Aa3	400,000	452,460
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2031	Aa2	2,100,000	2,425,437
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	4.000%	09/01/2032	Aa3	540,000	581,510
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2032	Aa3	750,000	837,915
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	5.000%	09/01/2033	Aa3	750,000	874,560
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	5.000%	09/01/2034	Aa3	750,000	870,998

					18,718,049

Georgia (1.00%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	205,156
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	257,910
Fayette County, Georgia, Water Revenue Bonds, Series 2009	5.000%	10/01/2021	Aa2	1,165,000	1,187,158
Fayette County, Georgia, Water Revenue Bonds, Series 2009 (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2021	NR	625,000	636,925
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,060,670
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa2	1,660,000	1,757,625

18	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Georgia (Cont.)
Fayette County, Georgia, Water Revenue Bond, Series 2009 (Prerefunded to 10-01-2019 @ 100) (b)	4.375%	10/01/2024	Aa2	$750,000	$761,858
Forsyth County, Georgia, General Obligation Bonds, Series 2008A (Prerefunded to 03-01-2019 @ 100) (b)	5.000%	03/01/2028	Aaa	1,000,000	1,000,000

					6,867,302

Hawaii (0.09%)
County of Hawaii, General Obligation Bonds, 2013 Series A (Prerefunded to 09-01-2022 @ 100) (b)	5.000%	09/01/2031	AA-	575,000	640,096

Idaho (0.61%)
Independent School District No. 1 of Nez Perce County, Idaho (Lewiston), General Obligation Bonds, Series 2017B, (Sales Tax and Credit Enhancement Guaranty)	4.000%	09/15/2031	Aa3	2,880,000	3,136,118
Boise State University, General Revenue Project Bonds, Series 2018A	4.000%	04/01/2032	A+	445,000	479,229
Boise State University, General Revenue Project Bonds, Series 2018A	5.000%	04/01/2034	A+	240,000	280,061
Boise State University, General Revenue Project Bonds, Series 2018A	5.000%	04/01/2035	A+	250,000	290,543

					4,185,951

Illinois (0.48%)
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA-	1,200,000	1,224,612
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA-	2,000,000	2,041,020

					3,265,632

Indiana (4.41%)
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	AA-	65,000	65,309
City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B	3.500%	07/01/2020	A	910,000	927,326
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011 (Escrowed to maturity) (b)	4.000%	07/10/2020	NR	2,075,000	2,141,504
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	AA-	245,000	247,634
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010 (Escrowed to maturity) (b)	4.500%	08/01/2020	A1	2,075,000	2,155,780
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	194,964
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	227,838
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	223,079
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010 (Prerefunded to 08-01-2020 @ 100) (b)	4.500%	08/01/2025	A1	1,530,000	1,589,563
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	01/15/2026	A+	1,190,000	1,415,481
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	2.000%	07/15/2026	A+	1,000,000	970,910
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	07/15/2026	A+	1,105,000	1,325,890
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	2.000%	01/15/2027	A+	1,205,000	1,156,872
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.000%	07/15/2027	AA-	1,190,000	1,313,391
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.500%	07/15/2028	AA-	500,000	561,575
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2028	A+	500,000	559,035
Warsaw Multi-School Building Corporation, Warsaw, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	4.000%	07/15/2028	A+	1,000,000	1,093,970
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	3.750%	07/01/2029	A+	220,000	232,549
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2029	A+	2,000,000	2,225,240

See accompanying notes to schedules of investments.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Indiana (Cont.)
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2029	AA-	$3,000,000	$3,480,690
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	4.000%	07/01/2030	A+	750,000	800,820
Munster School Building Corporation, Lake County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	3.375%	01/15/2031	AA+	1,095,000	1,114,009
Munster School Building Corporation, Lake County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	4.000%	07/15/2032	AA+	2,285,000	2,439,169
City of Lebanon, Indiana, Sewage Works Revenue Bonds of 2018	4.000%	07/01/2034	AA-	865,000	910,110
Hamilton Southeastern Consolidated School Building Corporation, (Hamilton County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	5.000%	07/15/2034	AA-	335,000	390,747
City of Lebanon, Indiana, Sewage Works Revenue Bonds of 2018	4.000%	07/01/2035	AA-	895,000	936,635
Hamilton Southeastern Consolidated School Building Corporation, (Hamilton County, Indiana), Unlimited Ad Valorem Property Tax first Mortgage Bonds, Series 2018	5.000%	07/15/2035	AA-	600,000	695,970
Hamilton Southeastern Consolidated School Building Corporation, (Hamilton County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	5.000%	07/15/2036	AA-	700,000	807,800

					30,203,860

Iowa (3.26%)
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.000%	06/01/2025	Aa2	885,000	883,301
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2025	Aa2	265,000	270,117
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2025	AA-	2,370,000	2,433,255
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.000%	06/01/2026	Aa2	1,885,000	1,861,664
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2026	Aa2	500,000	508,300
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2026	A1	1,130,000	1,158,634
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2026	AA-	2,445,000	2,500,770
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.125%	06/01/2027	Aa2	2,180,000	2,151,071
Des Moines Metropolitan Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2015E	3.000%	06/01/2027	Aa3	1,610,000	1,642,007
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2027	A1	1,175,000	1,197,842
Waukee Community School District, Dallas County, Iowa, General Obligation School Refunding Bonds, Series 2016B	2.000%	06/01/2027	Aa2	3,000,000	2,872,680
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009 (Crossover Refunding to 06-01-2019 @ 100) (b)	5.000%	06/01/2028	Aa2	1,000,000	1,007,740
City of Cedar Rapids, Iowa, Water Revenue Bonds, Series 2018D	3.000%	06/01/2029	Aa2	950,000	970,758
City of Council Bluffs, Iowa, General Obligation Bonds, Series 2018A	3.000%	06/01/2029	Aa2	1,050,000	1,071,557
City of West Des Moines, Iowa, General Obligation Urban Renewal Bonds, Series 2017D	3.000%	06/01/2031	AAA	1,770,000	1,778,195

					22,307,891

Kansas (3.08%)
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	2,010,000	2,022,321
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2024	AA-	2,000,000	2,038,740
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	3.000%	09/01/2026	Aa2	2,740,000	2,852,093
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	3.000%	09/01/2027	Aa2	1,490,000	1,539,483
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	3.000%	10/01/2027	Aaa	1,000,000	1,046,320
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Improvement and Refunding Bonds, Series 2013C (Crossover Refunding to 09-01-2021 @ 100) (b)	4.500%	09/01/2028	Aa2	3,000,000	3,182,910
Water District No. 1 of Johnson County, Kansas, Water Revenue Refunding Bonds, Series 2017A	3.000%	01/01/2032	Aaa	2,500,000	2,500,300

20	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
State of Kansas, Department of Transportation, Highway Revenue Bonds, Series 2017A	5.000%	09/01/2033	Aa2	$5,000,000	$5,900,800

					21,082,967

Kentucky (2.11%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	A1	1,780,000	1,824,019
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.000%	02/01/2028	Aa3	1,110,000	1,182,217
City of Owensboro, Kentucky, Water Revenue Refunding and Improvement Bonds, Series 2018	3.250%	09/15/2029	A1	1,735,000	1,804,938
Lexington-Fayette Urban County Government (Kentucky), Various Purpose General Obligation Bonds, Series 2018A	3.000%	10/01/2029	Aa2	1,060,000	1,086,638
City of Owensboro, Kentucky, Water Revenue Refunding and Improvement Bonds, Series 2018	3.375%	09/15/2030	A1	1,800,000	1,870,038
Lexington-Fayette Urban County Government (Kentucky), Various Purpose General Obligation Bonds, Series 2018A	3.125%	10/01/2030	Aa2	1,095,000	1,121,411
Northern Kentucky Water District, Refunding Revenue Bonds, Series 2016	3.000%	02/01/2031	Aa3	3,660,000	3,661,610
City of Owensboro, Kentucky, Water Revenue Refunding and Improvement Bonds, Series 2018	3.500%	09/15/2031	A1	1,860,000	1,910,071

					14,460,942

Maine (0.44%)
Maine Municipal Bond Bank, 2017 Series D Refunding Bonds	3.000%	11/01/2031	Aa2	3,000,000	2,982,270

Maryland (0.83%)
Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, 2012 Series A (Prerefunded to 02-15-2020 @ 100) (b)	4.000%	02/15/2026	Aaa	2,075,000	2,122,206
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A (Prerefunded to 03-01-2019 @ 100) (b)	5.000%	03/01/2027	Aa1	1,500,000	1,500,000
Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Bonds of 2015, Series B	3.000%	12/01/2028	Aaa	2,000,000	2,045,140

					5,667,346

Massachusetts (0.63%)
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A (Prerefunded to 06-01-2021 @ 100) (b)	5.000%	06/01/2034	Aa1	2,000,000	2,148,180
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	AA	2,000,000	2,159,760

					4,307,940

Michigan (4.27%)
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	1,000,000	1,021,700
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2021	Aa3	425,000	453,883
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	AA	700,000	717,381
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2022	A+	275,000	294,632
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa3	450,000	494,357
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2023	A+	1,485,000	1,523,610

See accompanying notes to schedules of investments.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2023	A+	$400,000	$428,556
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2024	A+	600,000	642,834
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	2,006,129
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2025	A+	700,000	754,187
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa3	1,260,000	1,378,919
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	1,290,000	1,383,577
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa3	2,300,000	2,441,818
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	3,850,000	4,121,348
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,000,000	1,143,030
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA-	500,000	545,350
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,005,000	1,164,463
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	783,855
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	765,000	872,008
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2028	AA-	300,000	325,728
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	600,000	692,214
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2029	A	700,000	803,684
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	A	1,100,000	1,258,873
City of Grosse Pointe, County of Wayne, State of Michigan, 2018 Unlimited Tax General Obligation Bonds	4.000%	10/01/2032	AAA	595,000	649,157
City of Grosse Pointe, County of Wayne, State of Michigan, 2018 Unlimited Tax General Obligation Bonds	4.000%	10/01/2033	AAA	630,000	685,100
City of Grosse Pointe, County of Wayne, State of Michigan, 2018 Unlimited Tax General Obligation Bonds	4.000%	10/01/2034	AAA	670,000	722,367
Grosse Pointe Public School System, County of Wayne, State of Michigan, 2019 School Building and Site and Refunding Bonds, (Unlimited Tax General Obligation)	5.000%	05/01/2036	Aa3	1,635,000	1,923,496

					29,232,256

Minnesota (2.05%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa3	2,720,000	2,979,134
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	185,000	188,423
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	2.375%	02/01/2025	Aaa	2,805,000	2,854,649
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2026	Aaa	1,000,000	1,033,560
Independent School District No. 720, Shakopee Public Schools, Minnesota, General Obligation School Building Bonds, Series 2015A	3.250%	02/01/2026	Baa1	3,860,000	4,038,216

22	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Minnesota (Cont.)
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2027	Aaa	$1,590,000	$1,632,930
City of Eagan, Minnesota, General Obligation Bonds, Series 2018A	3.250%	02/01/2032	Aaa	1,245,000	1,272,589

					13,999,501

Mississippi (1.37%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	Baa3	1,000,000	1,027,120
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	Aa2	2,480,000	2,647,177
State of Mississippi, General Obligation Bonds, Series 2015F (Tax-Exempt)	3.000%	11/01/2026	Aa2	3,000,000	3,129,960
Mississippi Development Bank, Special Obligation Bonds, Series 2015, (Canton Public School District, Madison County, Mississippi, General Obligation Bond Project)	4.250%	12/01/2028	A1	2,305,000	2,544,466

					9,348,723

Missouri (2.32%)
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	445,000	467,699
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,186,284
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009 (Prerefunded to 03-01-2019 @ 100) (b)	4.625%	03/01/2025	AAA	3,000,000	3,000,000
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2027	Aa2	465,000	508,664
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2028	Aa2	400,000	435,820
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2029	Aa2	425,000	459,956
Nixa Public Schools, Christian County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2014, (Missouri Direct Deposit Program)	5.000%	03/01/2031	A+	370,000	381,548
Nixa Public Schools, Christian County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2014, (Missouri Direct Deposit Program), (Prerefunded to 03-01-2020 @ 100) (b)	5.000%	03/01/2031	NR	380,000	392,548
Liberty Public School District No. 53, Clay County, Missouri, General Obligation School Building Bonds, Series 2018	4.000%	03/01/2033	AA	1,000,000	1,073,810
Liberty Public School District No. 53, Clay County, Missouri, General Obligation School Building Bonds, Series 2018	4.000%	03/01/2034	AA	2,500,000	2,664,675
Wentzville R-IV School District, St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2018	4.000%	03/01/2034	Aa2	3,000,000	3,194,100
Reorganized School District No. 7 of Jackson County, Missouri, (Lee’s Summit R-7), General Obligation School Building Bonds, Series 2016	5.000%	03/01/2036	AA+	1,000,000	1,114,100

					15,879,204

Montana (2.02%)
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	3.500%	06/15/2025	A+	860,000	928,637
High School District No. 44 (Belgrade), Gallatin County, Montana, General Obligation School Building Bonds, Series 2016	3.000%	06/01/2027	A+	525,000	543,244
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2032	A+	945,000	1,096,408
High School District No. 1 (Missoula), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2032	Aa3	1,010,000	1,097,921
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2033	A+	1,005,000	1,160,373
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General Obligation School Building Bonds, Series 2018	4.500%	07/01/2033	A+	560,000	638,646
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2033	A+	520,000	565,115

See accompanying notes to schedules of investments.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Montana (Cont.)
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2034	A+	$505,000	$580,689
High School District No. A (Great Falls), Cascade County, Montana, General Obligation School Building Bonds, Series 2018	5.000%	07/01/2034	A+	725,000	852,564
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General Obligation School Building Bonds, Series 2018	5.000%	07/01/2034	A+	805,000	943,758
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2034	A+	565,000	611,669
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.250%	06/15/2035	A+	880,000	1,028,966
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General Obligation School Building Bonds, Series 2018	5.000%	07/01/2035	A+	1,925,000	2,245,532
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2035	A+	845,000	910,090
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2036	A+	585,000	624,651

					13,828,263

Nebraska (2.08%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,370,664
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2023	AA-	1,560,000	1,696,048
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa2	3,000,000	3,071,730
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	3.000%	12/15/2024	AA-	145,000	151,870
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	4.000%	12/15/2025	AA-	180,000	200,497
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2026	AA-	1,925,000	2,087,412
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2028	AA	150,000	167,771
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2028	AA-	250,000	292,768
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2029	AA-	730,000	768,654
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2029	AA	250,000	277,400
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2029	AA-	260,000	303,589
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2030	AA	325,000	357,549
Hall County School District 0002, in the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2030	AA-	700,000	802,375
Nebraska Public Power District, General Revenue Bonds, 2014 Series A	5.000%	01/01/2031	A1	1,900,000	2,048,618
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	565,000	644,998

					14,241,943

Nevada (0.48%)
Nevada System of Higher Education, Universities Revenue Bonds, Series 2016A	4.000%	07/01/2030	AA-	3,045,000	3,279,495

New Jersey (3.00%)
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	1,900,000	1,901,767
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa2	1,540,000	1,569,491
The Board of Education of the Township of Millstone, in the County of Monmouth, New Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	AA-	1,075,000	1,123,644
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012B	3.000%	12/15/2020	AA+	315,000	322,762

24	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa2	$750,000	$764,303
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,790,247
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2021	AA+	685,000	708,304
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA+	750,000	804,735
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA+	600,000	626,916
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	4.000%	12/15/2023	AA+	465,000	504,195
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,493,368
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	3.500%	01/15/2027	AA	3,330,000	3,532,564
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.000%	07/15/2029	AA+	1,000,000	1,091,470
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	4.000%	01/15/2030	Aaa	1,140,000	1,209,358
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	4.000%	01/15/2032	AA	2,000,000	2,102,800

					20,545,924

New Mexico (4.63%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	3,500,000	3,523,310
Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa3	1,500,000	1,547,460
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	Aa2	2,000,000	2,085,000
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A (c)	4.000%	07/01/2023	Aa2	2,450,000	2,522,349
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.000%	08/15/2023	Aaa	1,030,000	1,043,225
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.250%	08/15/2024	Aaa	1,050,000	1,070,927
Bernalillo County, New Mexico, General Obligation Bonds, Series 2015	3.000%	08/15/2025	Aaa	1,235,000	1,294,033
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2026	AA	675,000	720,596
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.000%	08/01/2026	Aa3	900,000	942,525
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2027	AA	700,000	743,659
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.250%	08/01/2027	Aa3	900,000	954,774
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.000%	08/01/2027	A2	1,515,000	1,575,494
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2028	AA	725,000	766,492
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.500%	08/01/2028	Aa3	900,000	958,149
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.125%	08/01/2028	A2	1,515,000	1,565,646
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2029	AA	750,000	789,083
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation School Building Bonds, Series 2018	3.625%	08/01/2029	AA	3,075,000	3,270,355
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation School Building Bonds, Series 2018	4.000%	08/01/2030	AA	1,000,000	1,084,230
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds, Series 2018	5.000%	08/01/2034	Aa2	1,800,000	2,141,388
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds, Series 2018	5.000%	08/01/2035	Aa2	2,600,000	3,082,117

					31,680,812

See accompanying notes to schedules of investments.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New York (1.42%)
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C (Economically Defeased to 10-15-2019 @ 100) (b)	4.000%	10/15/2021	Baa1	$3,000,000	$3,044,880
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2026	Aa2	460,000	460,630
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	3,000,000	3,398,400
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	2,823,050

					9,726,960

North Carolina (1.37%)
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B (Prerefunded to 03-01-2019 @ 100) (b)	5.000%	03/01/2022	Aa2	1,000,000	1,000,000
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,045,550
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,005,300
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A (Prerefunded to 05-01-2020 @ 100) (b)	4.000%	05/01/2026	Aaa	1,000,000	1,026,950
Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 2013	4.000%	07/01/2027	AA+	1,210,000	1,294,240
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2028	AA-	700,000	817,166
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2029	AA-	265,000	308,060
County of Union, North Carolina, Enterprise Systems Revenue Bonds, Series 2017	3.000%	06/01/2031	Aa1	2,850,000	2,862,797

					9,360,063

North Dakota (1.09%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,000,000	1,041,480
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.000%	05/01/2027	Aa1	860,000	881,801
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.125%	05/01/2028	Aa1	845,000	866,091
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.250%	05/01/2029	Aa1	835,000	855,023
Bismarck Public School District No. 1, Burleigh County, North Dakota, General Obligation School Building Bonds, Series 2017	3.125%	05/01/2030	Aa2	1,695,000	1,728,002
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2017, Series M	3.125%	05/01/2031	Aa1	1,015,000	1,024,257
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2017, Series M	3.125%	05/01/2032	Aa1	1,060,000	1,060,371

					7,457,025

Ohio (4.62%)
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,128,250
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A (Prerefunded to 11-01-2021 @ 100) (b)	4.300%	11/01/2023	AA-	2,840,000	3,037,210
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A (Prerefunded to 12-01-2021 @ 100) (b)	4.000%	12/01/2024	Aaa	2,155,000	2,291,950
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2025	Aa2	660,000	696,663
Lake Local School District, Stark and Portage Counties, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2015	3.000%	12/01/2025	AA-	525,000	539,207
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,538,165

26	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2026	Aa2	$865,000	$910,577
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	3.000%	12/01/2027	Aa2	1,000,000	1,042,750
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2027	Aa2	175,000	199,003
Perrysburg Exempted Village School District, Wood County, Ohio, School Facilities Construction and Improvement Bonds, Series 2015 (General Obligation - Unlimited Tax)	4.000%	12/01/2027	Aa3	1,250,000	1,362,863
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A (Prerefunded to 11-01-2022 @ 100) (b)	5.000%	11/01/2028	Aa2	1,000,000	1,118,060
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	4.000%	12/01/2028	Aa2	1,565,000	1,735,209
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2028	Aa2	225,000	255,317
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2029	Aa3	800,000	903,888
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2029	Aa2	200,000	226,366
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2030	Aa3	1,335,000	1,505,199
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2030	Aa2	235,000	256,364
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	4.000%	12/01/2030	Aa2	365,000	385,020
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2030	Aa1	750,000	814,373
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2031	Aa2	220,000	238,119
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2031	Aa1	350,000	377,535
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A (Prerefunded to 11-01-2022 @ 100) (b)	5.000%	11/01/2032	Aa2	1,500,000	1,677,090
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2032	Aa2	220,000	236,155
Cuyahoga Community College District, Ohio, Facilities Construction and Improvement Bonds, Series 2018, (General Obligation - Unlimited Tax)	4.000%	12/01/2032	AA	1,750,000	1,882,668
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2032	Aa1	375,000	402,413
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2033	Aa2	370,000	396,559
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2033	Aa1	500,000	545,695
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2033	Aa1	400,000	426,784
Worthington City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unimited Tax)	4.000%	12/01/2033	Aa1	790,000	860,800
Cuyahoga Community College District, Ohio, Facilities Construction and Improvement Bonds, Series 2018, (General Obligation - Unlimited Tax)	4.000%	12/01/2034	AA	1,000,000	1,065,880
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2034	Aa1	500,000	542,770
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2034	Aa1	875,000	929,128

See accompanying notes to schedules of investments.	27

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2035	Aa1	$500,000	$539,805
Worthington City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unimited Tax)	4.000%	12/01/2035	Aa1	475,000	512,397
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2036	Aa1	1,000,000	1,072,410

					31,652,642

Oklahoma (1.38%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,560,250
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2016	3.000%	04/01/2028	AA	3,000,000	3,065,940
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,835,000	2,089,184
The Edmond Public Works Authority, (Edmond, Oklahoma), Sales Tax and Utility System Revenue Bonds, Series 2017	5.000%	07/01/2032	AA-	1,500,000	1,760,625

					9,475,999

Oregon (1.47%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,027,270
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.250%	12/01/2024	AA-	400,000	406,884
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,389,478
State of Oregon, General Obligation Bonds, 2016 Series J, (Veterans’ Welfare Bonds Series 97A) (Refunding)	2.800%	06/01/2025	Aa1	555,000	581,501
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.500%	12/01/2025	AA-	200,000	205,748
State of Oregon, General Obligation Bonds, 2016 Series J, (Veterans’ Welfare Bonds Series 97A), (Refunding)	2.850%	12/01/2025	Aa1	185,000	194,853
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009 (Prerefunded to 06-01-2019 @ 100) (b)	4.625%	06/01/2028	AA	1,335,000	1,344,959
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2028	A+	2,500,000	2,875,250
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009 (Prerefunded to 06-15-2019 @ 100) (b)	5.000%	06/15/2029	Aa1	2,000,000	2,019,400

					10,045,343

Pennsylvania (1.62%)
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aaa	1,605,000	1,689,279
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	3.000%	06/01/2026	AA+	430,000	453,332
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aaa	2,505,000	2,631,503
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2027	AA	1,825,000	1,921,524
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012 (Prerefunded to 11-15-2020 @ 100) (b)	5.000%	05/15/2027	NR	375,000	395,674
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2028	AA+	340,000	374,105
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2029	AA+	305,000	333,100
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,651,560

28	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Pennsylvania (Cont.)
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014 (Prerefunded to 11-15-2024 @ 100) (b)	5.000%	11/15/2031	AA	$1,365,000	$1,606,946

					11,057,023

South Carolina (1.47%)
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	Aa2	2,315,000	2,492,954
School District No. 1 of Richland County, South Carolina, General Obligation Refunding Bonds, Series 2011A	4.000%	03/01/2023	AA-	1,675,000	1,765,299
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.000%	12/01/2025	AA-	355,000	368,994
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2026	AA-	370,000	389,418
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2027	AA-	380,000	397,381
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2028	AA-	520,000	552,937
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2016B	4.000%	02/01/2029	Aa1	1,045,000	1,170,379
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2030	A1	2,160,000	2,388,852
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2030	AA-	535,000	563,612

					10,089,826

South Dakota (0.04%)
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012 (Prerefunded to 01-15-2022 @ 100) (b)	3.000%	07/15/2022	AA-	250,000	258,548

Tennessee (2.04%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009 (Prerefunded to 03-01-2019 @ 100) (b)	4.000%	03/01/2021	Aa1	1,050,000	1,050,000
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2022	Aa1	655,000	671,958
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A (Prerefunded to 05-15-2021 @ 100) (b)	4.500%	05/15/2022	AA+	2,760,000	2,930,844
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2023	Aa1	670,000	686,160
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A (Prerefunded to 07-01-2020 @ 100) (b)	4.000%	07/01/2023	NR	1,105,000	1,139,763
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	Aa2	895,000	919,523
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series BB-2015	3.000%	03/01/2025	Aa1	1,170,000	1,214,753
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2028	Aa2	725,000	755,979
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2029	Aa2	750,000	780,990
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2030	Aa2	775,000	805,303
Washington County, Tennessee, General Obligation School and Improvement Bonds, Series 2017B	3.000%	06/01/2030	Aa2	850,000	861,773
Washington County, Tennessee, General Obligation School Bonds, Series 2017A	3.000%	06/01/2030	Aa2	935,000	947,950
Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014	5.000%	09/01/2031	AA	1,065,000	1,212,865

					13,977,861

Texas (3.10%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2019	Aaa	1,000,000	1,016,630
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,022,270

See accompanying notes to schedules of investments.	29

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (Cont.)
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2025	Aa2	$2,345,000	$2,473,060
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A (Prerefunded to 11-15-2019 @ 100) (b)	5.000%	11/15/2025	Aa2	2,000,000	2,047,060
Hays County, Texas, Pass-Through Toll Revenue and Unlimited Tax Bonds, Series 2011 (Prerefunded to 02-15-2020 @ 100) (b)	4.750%	02/15/2026	AA	1,620,000	1,667,466
Eanes Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax School Building Bonds, Series 2015A	3.500%	08/01/2026	AA+	1,670,000	1,777,899
State of Texas, General Obligation Bonds, Water Financial Assistance Bonds, Series 2016A (Economically Distressed Areas Program)	2.250%	08/01/2026	Aaa	660,000	671,266
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	Aa2	2,465,000	2,599,614
State of Texas, General Obligation Bonds, Water Financial Assistance Bonds, Series 2016A (Economically Distressed Areas Program)	3.000%	08/01/2027	Aaa	2,325,000	2,427,719
Lake Travis Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax Refunding Bonds, Series 2017	4.000%	02/15/2033	AA+	1,000,000	1,080,760
Gregory-Portland Independent School District, (San Patricio County, Texas), Unlimited Tax School Building Bonds, Series 2018A	4.000%	02/15/2034	Aa2	1,565,000	1,628,868
Gregory-Portland Independent School District, (San Patricio County, Texas), Unlimited Tax School Building Bonds, Series 2018A	4.000%	02/15/2035	Aa2	2,710,000	2,810,866

					21,223,478

Utah (1.06%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	417,659
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	610,266
Snyderville Basin Special Recreation District, Summit County, Utah, General Obligation Bonds, Series 2015A	3.000%	12/15/2025	Aa1	1,260,000	1,328,884
The Central Utah Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B, (Crossover Refunding)	4.000%	10/01/2033	AA+	2,500,000	2,710,400
Jordan Valley Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B	4.000%	10/01/2033	AA+	1,000,000	1,081,000
Jordan Valley Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B	4.000%	10/01/2034	AA+	1,000,000	1,076,490

					7,224,699

Vermont (0.51%)
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2032	A2	175,000	202,893
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2033	A2	190,000	219,410
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2034	A2	255,000	292,485
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018B	5.000%	11/01/2034	A2	410,000	470,270
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2035	A2	265,000	302,601
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018B	5.000%	11/01/2035	A2	435,000	496,722
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018B	5.000%	11/01/2036	A2	910,000	1,033,305
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2037	A2	440,000	496,346

					3,514,032

Virginia (1.03%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,515,270
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,070,000	1,114,833
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100) (b)	4.000%	12/01/2025	NR	330,000	343,081
Loudoun County Sanitation Authority (Virginia), Water and Sewer System Revenue and Refunding Bonds, Series 2013	4.000%	01/01/2027	Aaa	650,000	701,266
County of Stafford, Virginia, General Obligation Public Improvement Bonds, Series 2013	4.000%	07/01/2030	Aaa	1,205,000	1,288,434
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2012 D	4.000%	08/01/2030	Aa1	2,000,000	2,116,480

					7,079,364

30	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (6.33%)
Issaquah School District No. 411, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2012	2.500%	12/01/2022	AA+	$340,000	$350,227
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	3.000%	12/01/2022	Aa3	620,000	646,406
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2023	Aa3	505,000	561,908
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	2,001,375
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2016	4.625%	12/01/2024	Aa3	235,000	240,022
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2016 (Prerefunded to 12-01-2019 @ 100) (b)	4.625%	12/01/2024	NR	3,765,000	3,846,588
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008 (Prerefunded to 04-01-2019 @ 100) (b)	6.000%	04/01/2025	Aa2	1,325,000	1,329,399
City of Spokane, Washington, Unlimited Tax General Obligation Bonds, 2015	3.000%	12/01/2025	Aa2	1,295,000	1,369,126
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2015	3.500%	12/01/2025	AA+	2,000,000	2,196,060
State of Washington, Various Purpose General Obligation Refunding Bonds, Series R-2013C	4.000%	07/01/2026	Aa1	2,500,000	2,715,275
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.000%	12/01/2026	Aa2	350,000	370,468
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2027	Aa2	400,000	424,076
Hockinson School District No. 98, Clark County, Washington, Unlimited Tax General Obligation Bonds, 2015	4.000%	12/01/2027	A+	1,090,000	1,201,060
City of Camas, Washington, Water and Sewer Revenue and Refunding Bonds, 2015	4.000%	12/01/2028	Aa3	1,050,000	1,145,645
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2028	Aa2	350,000	366,765
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2016	4.000%	12/01/2028	AA+	1,000,000	1,113,360
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2029	A1	1,000,000	1,128,090
City of Everett, Washington, Water and Sewer Revenue Refunding Bonds, 2016	3.125%	12/01/2029	AA+	2,000,000	2,064,660
City of Tacoma, Washington, Solid Waste Revenue Refunding Bonds, 2016B	5.000%	12/01/2029	A1	1,525,000	1,785,989
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2030	AA-	985,000	1,110,036
Energy Northwest, Columbia Generating Station Electric Revenue and Refunding Bonds, Series 2015-A	5.000%	07/01/2030	AA-	5,000,000	5,819,900
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2030	A1	2,100,000	2,355,297
Bainbridge Island School District No. 303, Kitsap County, Washington, Unlimited Tax General Obligation Bonds, 2017A	4.000%	12/01/2033	Aa2	840,000	901,841
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2017	4.000%	12/01/2033	AA+	5,000,000	5,394,700
Public Utility District No. 1 of Clark County, Washington, Water System Revenue and Refunding Bonds, Series 2017	5.000%	01/01/2034	AA-	1,010,000	1,166,651
Bainbridge Island School District No. 303, Kitsap County, Washington, Unlimited Tax General Obligation Bonds, 2017A	4.000%	12/01/2034	Aa2	510,000	545,389
Selah School District No. 119, Yakima and Kittitas Counties, Washington, Unlimited Tax General Obligation Bonds, 2018	4.375%	12/01/2034	A1	1,040,000	1,145,695

					43,296,008

West Virginia (1.57%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2023	A	2,510,000	2,704,676
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2024	A	3,200,000	3,445,664
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2025	AA-	1,105,000	1,169,930
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	4.000%	05/01/2026	AA-	350,000	390,383

See accompanying notes to schedules of investments.	31

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
West Virginia (Cont.)
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	2.250%	05/01/2026	AA-	$125,000	$125,859
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2026	AA-	2,180,000	2,304,805
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	5.000%	05/01/2027	AA-	515,000	602,715

					10,744,032

Wisconsin (5.54%)
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2022	Aa1	175,000	177,611
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	AA-	800,000	838,416
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2023	Aa1	285,000	289,529
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	AA-	300,000	314,262
Milwaukee Metropolitan Sewerage District, General Obligation Sewerage System Refunding Bonds, Series 2015C	2.500%	10/01/2024	Aa1	2,000,000	2,067,440
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,045,120
City of Oshkosh, Wisconsin, (Winnebago County), Water System Revenue Refunding Bonds, Series 2016G	2.000%	01/01/2026	Aa3	955,000	945,574
Muskego-Norway School District, Waukesha and Racine Counties, Wisconsin, General Obligation School Building and Improvement Bonds	3.000%	04/01/2026	AA	2,495,000	2,622,420
City of Oshkosh, Wisconsin, (Winnebago County), General Obligation Refunding Bonds, Series 2016H	2.000%	08/01/2026	Aa3	1,090,000	1,076,996
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2027	Aa3	340,000	366,353
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2028	Aa3	275,000	295,224
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2029	Aa3	400,000	428,076
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2013C (Prerefunded to 04-01-2020 @ 100) (b)	5.000%	04/01/2029	NR	3,000,000	3,108,570
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2029	A	1,000,000	1,141,550
School District of Wisconsin Dells, Adams, Columbia, Juneau, Marquette and Sauk Counties, Wisconsin, General Obligation Refunding Bonds (e)	3.125%	03/01/2030	AA-	1,595,000	1,597,058
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2030	A	2,000,000	2,276,260
School District of Wisconsin Dells, Adams, Columbia, Juneau, Marquette and Sauk Counties, Wisconsin, General Obligation Refunding Bonds (e)	3.250%	03/01/2031	AA-	1,395,000	1,395,907
Waupaca County, Wisconsin, General Obligation Highway Facility Building Bonds, Series 2018A	3.250%	03/01/2031	Aa2	1,160,000	1,196,250
Burlington Area School District, Racine, Walworth and Kenosha Counties, Wisconsin, General Obligation Refunding Bonds (e)	3.125%	04/01/2031	A+	1,000,000	989,980
D.C. Everest Area School District, Marathon County, Wisconsin, General Obligation School Building and Improvement Bonds, Series 2018	3.375%	04/01/2031	AA	3,900,000	3,996,681
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds, Series 2018A	4.000%	06/01/2031	Aa2	300,000	324,993
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2031	A	2,200,000	2,493,920
Burlington Area School District, Racine, Walworth and Kenosha Counties, Wisconsin, General Obligation Refunding Bonds (e)	3.250%	04/01/2032	A+	1,120,000	1,110,122
Hamilton School District, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds	3.250%	04/01/2032	Aa1	3,390,000	3,453,563
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2017F	3.000%	04/01/2032	AA+	2,240,000	2,168,096

32	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds, Series 2018A	4.000%	06/01/2032	Aa2	$675,000	$726,793
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds, Series 2018A	4.000%	06/01/2034	Aa2	1,390,000	1,484,061

					37,930,825

Total Long-term Municipal Bonds
(cost $654,377,599)					668,837,047

Short-term Municipal Variable Rate Demand Notes (2.02%)
Florida (0.07%)
JEA, Variable Rate Water and Sewer System Revenue Bonds, 2008 Series B (f)	1.820%	10/01/2041	A2	500,000	500,000

Massachusetts (0.32%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2006, (Variable Rate Demand Bonds), Series A (f)	1.710%	03/01/2026	AA	2,200,000	2,200,000

New York (1.46%)
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate, Fiscal 2011 Series DD, Fiscal 2011 Subseries DD-1 Bonds (f)	1.680%	06/15/2043	Aa1	10,000,000	10,000,000

North Carolina (0.17%)
City of Charlotte, North Carolina, Variable Rate Water and Sewer System Revenue Bonds, Series 2006B (f)	1.700%	07/01/2036	Aaa	1,160,000	1,160,000

Total Short-term Municipal Variable Rate Demand Notes
(cost $13,860,000)					13,860,000

				Shares	Value
Short-term Investments (0.00%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 2.30% (g)				16,423	$16,423

Total Short-term Investments
(cost $16,423)					16,423

TOTAL INVESTMENTS (99.73%)
(cost $668,254,022)					682,713,470
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.27%)					1,821,761

NET ASSETS (100.00%)					$684,535,231

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	This security has been segregated to cover when-issued purchase commitments.

(d)	Rate shown is fixed until mandatory tender date of July 1, 2026.

(e)	Security purchased on a “when-issued” basis.

(f)	Rate shown is as of February 28, 2019.

(g)	Rate shown is the 7-day yield as of February 28, 2019.

NR - Not Rated

See accompanying notes to schedules of investments.	33

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services-Investment Companies.” State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal market conditions approximately 60% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project) with maturities of one to seventeen years, although from time to time SFIMC may purchase issues with longer maturities. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at February 28, 2019. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Securities Purchased on a “When-Issued” Basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At February 28, 2019, the Municipal Bond Fund had commitments of $5,078,121 (representing 0.74% of net assets) for when-issued securities.

34

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

New Accounting Pronouncement

In March 2017, FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities. This update requires certain premiums on callable debt securities to be amortized to the earliest call date. The amendments will be applied on a modified-retrospective basis and are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, the Trust’s management is evaluating the impact this pronouncement may have on the Trust’s financial statements, if any.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement”, which removes, modifies, and adds certain fair value disclosure requirements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, the Trust’s management is evaluating the impact this pronouncement may have on the Trust’s financial statements, if any.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities, U.S. Treasury bills, and short-term municipal variable rate demand notes are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for

35

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund

Common Stocks (a)	$4,908,027,133	$—	$—	$4,908,027,133

Short-term Investments	37,927,515	—	—	37,927,515
Balanced Fund

Common Stocks (a)	1,276,309,424	—	—	1,276,309,424

Corporate Bonds (a)	—	381,828,450	—	381,828,450

Foreign Government Bonds	—	1,929,414	—	1,929,414

Agency Commercial Mortgage-Backed Securities	—	81,058,261	—	81,058,261

Agency Notes & Bonds	—	2,048,100	—	2,048,100

U.S. Treasury Obligations	—	169,732,305	—	169,732,305

Short-term Investments	14,747,618	—	—	14,747,618
Interim Fund

U.S. Treasury Obligations	—	326,065,393	—	326,065,393

Short-term Investments	13,291,178	—	—	13,291,178
Municipal Bond Fund

Long-term Municipal Bonds	—	668,837,047	—	668,837,047

Short-term Municipal Variable Rate Demand Notes	—	13,860,000	—	13,860,000

Short-term Investments	16,423	—	—	16,423

(a) Industry classification is disclosed in the Schedules of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2018 or for the period ended February 28, 2019. There were no transfers of securities between Level 1 and Level 2 as of February 28, 2019 as compared to November 30, 2018.

4.	Income Taxes

As of February 28, 2019, each Fund’s aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,666,256,109	$3,354,101,458	$(74,402,919)	$3,279,698,539
Balanced Fund	1,107,549,539	851,818,468	(31,714,435)	820,104,033
Interim Fund	343,876,851	508,525	(5,028,805)	(4,520,280)
Municipal Bond Fund	668,254,022	15,327,461	(868,013)	14,459,448

For each Fund, the cost of investments for federal income tax purposes was the same as the cost of investments reflected on the Schedules of Investments.

36

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	April 23, 2019

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	April 23, 2019